Schedule of Related Party Transactions (Details) (Parenthetical) - USD ($)				1 Months Ended				9 Months Ended	12 Months Ended
	Apr. 01, 2022	Feb. 01, 2022	Feb. 01, 2022	Dec. 31, 2022	Oct. 31, 2022	Mar. 31, 2021	May 31, 2020	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 30, 2020
Related Party Transaction [Line Items]
Line of credit, borrowing capacity											$ 1,000,000.0
Warrants to purchase				4,050,000					4,050,000	4,050,000	2,000,000,000
Principal amount				$ 5,265,000				$ 4,750,000	$ 5,265,000	$ 4,403,000
Contingently convertible note				1,200,000				0	1,200,000
Principal amount								$ 583,000	146,000	$ 22,000
Warrant [Member]
Related Party Transaction [Line Items]
Warrants to purchase common stock								13,412,154
Public Warrants [Member]
Related Party Transaction [Line Items]
Warrants to purchase common stock								11,500,000
Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Warrants to purchase common stock								1,912,154
AJC Capital [Member] | Guaranty [Member]
Related Party Transaction [Line Items]
Lease agreement description					As consideration for the Guaranty, Calidi agreed to pay Mr. Camaisa 10% of the Guaranty amount for the first year of the San Diego Lease, and 5% per annum of the Guaranty amount thereafter through the life of the lease, with all amounts accrued and payable at the termination of the San Diego Lease or release of Mr. Camaisa from the Guaranty by the lessor, whichever occurs first.
Lease payment due					$ 225,000
AJC Capital [Member] | Maximum [Member] | Guaranty [Member]
Related Party Transaction [Line Items]
Guaranty of lease amount					$ 900,000
Director A [Member]
Related Party Transaction [Line Items]
Monthly advisory fee	$ 9,166,000
Equity proceeds	10,000,000
Director A [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Annual advisory fee	$ 120,000
Director D [Member]
Related Party Transaction [Line Items]
Annual salary		$ 450,000	$ 500,000
Bonus payable		$ 300,000	$ 300,000
Number of shares, options to purchase		500,000,000
exercise price		$ 3.86
Bonus percentage		35.00%	35.00%
Revenue recognized		$ 100,000,000
Term Loan [Member] | AJC Capital [Member]
Related Party Transaction [Line Items]
Principal amount							$ 500,000
Warrants to purchase common stock							900,000,000
Notes payable								$ 1,900,000
Short term liability								1,500,000
Principal amount							$ 500,000,000
Term Loan [Member] | Director A [Member]
Related Party Transaction [Line Items]
Principal amount						$ 500,000
Warrants to purchase common stock						1,000,000,000
Principal amount						$ 544,000,000
Term Loan [Member] | AJC Capital Director AE And Executive Officers Family Office [Member]
Related Party Transaction [Line Items]
Principal amount				3,000,000.0				$ 3,000,000.0	$ 3,000,000.0
Principal amount				$ 1,000,000.0